13F HR

<LIVE>
 <RETURN-COPY>       EMAIL
 <PERIOD>            March 31, 2006
 <FILER>
                     0001010450
                     $2kuhwz

 </FILER>
 <SROS>              NONE
 <DOCUMENT-COUNT>    1
 <SUBMISSION-CONTACT>     CYNTHIA HARDY
 <PHONE>             (312) 368-1666
 </SUBMISSION-CONTACT>
 <NOTIFY-INTERNET>   rwalker@kenwoodfund.com

 13F-HR

 Form 13F Holdings Report Initial Filing

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

 Form 13F

 Form 13F  COVER PAGE

 Report for the Calendar Year or Quarter Ended:  March 31, 2006

 Check here if Amendment  [   ] ;       Amendment Number:
 This Amendment (Check only one.):  [   ]  is a restatement.
                              [   ]  adds new holdings entries.
 Institutional Investment Manager Filing this Report:

 Name:     The Kenwood Group, Inc.
 Address:  10 S. LaSalle
           Suite 3610

           Chicago, IL  60603

 13F File Number:   28-5410

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Cynthia Hardy
 Title:    Vice President, Administration and Compliance
 Phone:    (312) 368-1666

 Signature, Place, and Date of Signing:

      Cynthia Hardy       Chicago, IL         May 10, 2006

 Report Type (Check only one.)"

 [ X   ]        13F HOLDINGS REPORT.

 [     ]        13F NOTICE.

 [     ]        13F COMBINATION REPORT.

 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      0

 Form 13F Information Table Entry Total: 64

 Form 13F Information Table Value Total: 129353


 List of Other Included Managers:

 List of Other Managers Reporting for this Manager:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

 NONE

 	                                                            FORM 13F
 INFORMATION TABLE
				SHRS
				PRN	SH	PUT	INV
ISSUER	CLASS	CUSIP	VALUE	AMT	PRN	CALL	DISCRE	MGRS	SOLE	SHARED	NONE
"Advo, Inc."	COM	7585102	"2,454"	76700	SH		SOLE		76700	0	0
"Alliant Techsystems, Inc."	COM	18804104	471	6100	SH		SOLE		6100	0	0
AmerUS Group Co.	COM	03072M108	"2,669"	44300	SH		SOLE		44300	0	0
American Equity Investment Life	COM	25676206	"2,662"	182880	SH		SOLE		182880	0	0
American Power Conv	COM	29066107	"2,692"	116478	SH		SOLE		116478	0	0
"Apple Computer, Inc."	COM	37833100	837	13340	SH		SOLE		13340	0	0
Aquantive Inc.	COM	03839G105	320	13610	SH		SOLE		13610	0	0
"Arden Realty, Inc."	COM	39793104	"1,126"	24950	SH		SOLE		24950	0	0
"BJ's Wholesale Club, Inc."	COM	05548J106	"2,574"	81700	SH		SOLE		81700	0	0
"Barr Pharmaceuticals, Inc."	COM	68306109	"2,711"	43044	SH		SOLE		43044	0	0
"Bowater, Inc."	COM	102183100	"2,733"	92400	SH		SOLE		92400	0	0
"CIT Group, Inc."	COM	125581108	"3,238"	60500	SH		SOLE		60500	0	0
CSX Corp.	COM	126408103	"1,196"	20000	SH		SOLE		20000	0	0
"CapitalSource, Inc."	COM	14055X102	"1,949"	78353	SH		SOLE		78353	0	0
City National Corp.	COM	178566105	"1,920"	25000	SH		SOLE		25000	0	0
"CommScope, Inc."	COM	203372107	"1,623"	56840	SH		SOLE		56840	0	0
Computer Science Corp.	COM	205363104	"3,111"	56000	SH		SOLE		56000	0	0
DTE Energy Company	COM	233331107	"1,566"	39050	SH		SOLE		39050	0	0
"Dollar Tree Stores, Inc."	COM	256747106	"3,320"	120000	SH		SOLE		120000	0	0
E*TRADE Financial Corp.	COM	269246104	"3,054"	113200	SH		SOLE		113200	0	0
Eastman Chemical Company	COM	277432100	"2,904"	56743	SH		SOLE		56743	0	0
Eaton Vance Corp.	COM	278265103	"2,566"	93700	SH		SOLE		93700	0	0
FedEx Corporation	COM	31428X106	79	700	SH		SOLE		700	0	0
First Horizon National Corp.	COM	320517105	"3,070"	73700	SH		SOLE		73700	0	0
"Fiserv, Inc."	COM	337738108	"1,515"	35600	SH		SOLE		35600	0	0
GlobalSantaFe Co.	COM	G3930E101	"1,523"	25070	SH		SOLE		25070	0	0
Health Management Assn.	COM	421933102	"3,614"	167545	SH		SOLE		167545	0	0
Hilton Hotels Corp.	COM	432848109	"2,018"	79270	SH		SOLE		79270	0	0
"Knight Ridder, Inc."	COM	499040103	868	13737	SH		SOLE		13737	0	0
Limited Brands	COM	532716107	"1,793"	73300	SH		SOLE		73300	0	0
MEMC Electric Materials	COM	552715104	"2,865"	77590	SH		SOLE		77590	0	0
Marshall & Ilsley	COM	571834100	"2,000"	45900	SH		SOLE		45900	0	0
McCormick & Co.	COM	579780206	"2,957"	87325	SH		SOLE		87325	0	0
NCR Corporation	COM	6.29E+112	"1,990"	47610	SH		SOLE		47610	0	0
National Semiconductor Corp.	COM	637640103	359	12900	SH		SOLE		12900	0	0
Nationwide Financial Services	COM	638612101	"1,966"	45700	SH		SOLE		45700	0	0
Noble Energy	COM	655044105	"2,030"	46210	SH		SOLE		46210	0	0
Old Republic International Corp.	COM	680223104	"2,277"	104375	SH		SOLE		104375	0	0
"Omnicare, Inc."	COM	681904108	"2,676"	48660	SH		SOLE		48660	0	0
Omnivision Technologies	COM	682128103	"1,170"	38730	SH		SOLE		38730	0	0
Pactiv Corp.	COM	695257105	"2,432"	99100	SH		SOLE		99100	0	0
Pepco Holdings	COM	713291102	"2,908"	127600	SH		SOLE		127600	0	0
Pepsi Bottling Group	COM	713409100	"2,051"	67500	SH		SOLE		67500	0	0
Pitney Bowes	COM	724479100	"2,636"	61400	SH		SOLE		61400	0	0
Puget Energy	COM	745310102	"1,991"	94025	SH		SOLE		94025	0	0
Roper Industries	COM	776696106	"3,210"	66000	SH		SOLE		66000	0	0
"Rowan Companies, Inc."	COM	779382100	"1,262"	28700	SH		SOLE		28700	0	0
"Royal Carribean Cruises, Ltd."	COM	759930100	"1,538"	36600	SH		SOLE		36600	0	0
"Sabre Holdings, Inc."	COM	785905100	"2,322"	98700	SH		SOLE		98700	0	0
"Smithfield Foods, Inc."	COM	832248108	"2,855"	97300	SH		SOLE		97300	0	0
Southern Union Co.	COM	844030106	"2,730"	109945	SH		SOLE		109945	0	0
"Sovereign Bancorp, Inc."	COM	845905108	"2,765"	126200	SH		SOLE		126200	0	0
Spectrum Brands	COM	84762L105	"2,092"	96300	SH		SOLE		96300	0	0
"St. Paul Travelers Companies, Inc."	COM	792860108	50	1200	SH		SOLE		1200	0	0
"Staples, Inc."	COM	855030102	28	1100	SH		SOLE		1100	0	0
Symantec Corp.	COM	871503108	24	1400	SH		SOLE		1400	0	0
Tellabs Inc.	COM	879664100	"3,074"	193340	SH		SOLE		193340	0	0
"The PMI Group, Inc."	COM	69344M101	"2,328"	50700	SH		SOLE		50700	0	0
Tiffany & Company	COM	886547108	30	800	SH		SOLE		800	0	0
Unumprovident Corporation	COM	91529Y106	955	46625	SH		SOLE		46625	0	0
Valero Energy	COM	91913Y100	"2,257"	37760	SH		SOLE		37760	0	0
XTO Energy	COM	98385X106	"2,947"	67631	SH		SOLE		67631	0	0
"Xcel Energy, Inc."	COM	98389B100	"2,323"	128000	SH		SOLE		128000	0	0
"iStar Financial, Inc."	COM	45031U101	"2,079"	54300	SH		SOLE		54300	0	0